Financial Instruments - Disclosure of Details Private markets (Detail) - BRAZIL - VINPVinci Monalisa Fim Credito Privado Ie [Member] - Private Market [Member] - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure Details Of Investments In Private Market [Line Items]
Assets (liabilities)	R$ 29,294	R$ 30,189
Vinci Capital Partners III Feeder FIP Multiestratgia [Member]
Disclosure Details Of Investments In Private Market [Line Items]
Assets (liabilities)	5,075	4,236
Nordeste III FIP Multiestratgia [Member]
Disclosure Details Of Investments In Private Market [Line Items]
Assets (liabilities)	1,703	3,400
Fundo Garantidor De Infraestrutura FGIE ClassA [Member]
Disclosure Details Of Investments In Private Market [Line Items]
Assets (liabilities)	3,704	3,272
Fundo Garantidor De Infraestrutura FGIE ClassB [Member]
Disclosure Details Of Investments In Private Market [Line Items]
Assets (liabilities)	14,900	13,151
Compass Global Investments III [Member]
Disclosure Details Of Investments In Private Market [Line Items]
Assets (liabilities)	1,788	3,152
Compass Global Investments II [Member]
Disclosure Details Of Investments In Private Market [Line Items]
Assets (liabilities)	1,469	1,975
Compass Private Equity Vii Fi [Member]
Disclosure Details Of Investments In Private Market [Line Items]
Assets (liabilities)	R$ 655	R$ 1,003